                                                                               .
                                                                               .
                                                                               .

                        SUPPLEMENT DATED JULY 16, 2007*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2007:

PRODUCT NAME                                                      PROSPECTUS FORM #
------------                                                      -----------------
 RIVERSOURCE(R) INNOVATIONS CLASSIC VARIABLE ANNUITY          45281 K
 RIVERSOURCE(R) INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY   45312 G
 EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY                     45276 L
 EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY                     45272 L
 EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY              45308 G
 EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY                      45275 H
 EVERGREEN PATHWAYS(SM) SELECT VARIABLE ANNUITY               45309 G
 EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY                     45277 H
 WELLS FARGO ADVANTAGE CHOICE(SM) VARIABLE ANNUITY            45270 H
 WELLS FARGO ADVANTAGE CHOICE(SM) SELECT VARIABLE ANNUITY     45305 G
 WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY                    44223 M
 WELLS FARGO ADVANTAGE(R) SELECT VARIABLE ANNUITY             45302 G
 WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY            44224 M

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

The following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:

-----------------------------------------------------------------------------------------------------------------
FUND NAME                             INVESTMENT OBJECTIVE AND POLICIES      INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio  --  Long-term capital appreciation.        RiverSource Investments, LLC,
  Small Cap Value Fund                Under normal market conditions, at     adviser; River Road Asset
                                      least 80% of the Fund's net assets     Management, LLC, Donald Smith & Co.,
                                      will be invested in small cap          Inc., Franklin Portfolio Associates
                                      companies with market                  LLC, Barrow, Hanley, Mewhinney &
                                      capitalization, at the time of         Strauss, Inc. and Denver Investment
                                      investment, of up to $2.5 billion or   Advisors LLC, subadvisers.
                                      that fall within the range of the
                                      Russell 2000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45281-1 A (7/07)

*Valid until next prospectus update.

                        SUPPLEMENT DATED JULY 16, 2007*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2007:

PRODUCT NAME                                                  PROSPECTUS FORM #
------------                                                  -----------------
RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY            45304 G
RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY             45307 G
RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY              45300 G
RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY          45301 G

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

The following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:

-----------------------------------------------------------------------------------------------------------------
FUND NAME                              INVESTMENT OBJECTIVE AND POLICIES     INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio  --  Long-term capital appreciation.        RiverSource Investments, LLC,
  Small Cap Value Fund                Under normal market conditions, at     adviser; River Road Asset
                                      least 80% of the Fund's net assets     Management, LLC, Donald Smith & Co.,
                                      will be invested in small cap          Inc., Franklin Portfolio Associates
                                      companies with market                  LLC, Barrow, Hanley, Mewhinney &
                                      capitalization, at the time of         Strauss, Inc. and Denver Investment
                                      investment, of up to $2.5 billion or   Advisors LLC, subadvisers.
                                      that fall within the range of the
                                      Russell 2000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45304-1 A (7/07)

*Valid until next prospectus update.

                        SUPPLEMENT DATED JULY 16, 2007*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2007:

PRODUCT NAME                                                  PROSPECTUS FORM #
------------                                                  -----------------
 WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY     45303 G

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

The following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:

-----------------------------------------------------------------------------------------------------------------
FUND NAME                              INVESTMENT OBJECTIVE AND POLICIES     INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio  --  Long-term capital appreciation.        RiverSource Investments, LLC,
  Small Cap Value Fund                Under normal market conditions, at     adviser; River Road Asset
                                      least 80% of the Fund's net assets     Management, LLC, Donald Smith & Co.,
                                      will be invested in small cap          Inc., Franklin Portfolio Associates
                                      companies with market                  LLC, Barrow, Hanley, Mewhinney &
                                      capitalization, at the time of         Strauss, Inc. and Denver Investment
                                      investment, of up to $2.5 billion or   Advisors LLC, subadvisers.
                                      that fall within the range of the
                                      Russell 2000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45303-7 A (7/07)

*Valid until next prospectus update.